Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 21 — RELATED PARTY TRANSACTIONS

Names of Related Party:	Existing Relationship with the Company
Won Fittings Company Limited	Wholly owned by Ms. Liu Liangping.
Mr. Ma Biu	Chairman, Director, and Chief Executive Officer
Ms. Liu Liangping	Director and Chief Operating Officer
Diamond Horses Group Limited (Formerly known as “Luda Group Ltd.”)	Controlling shareholder of the Company

Summary of Related Party Transactions:

A summary of trade transactions with a related party for years ended December 31, 2025, 2024 and 2023 are listed below:

	For the years ended December 31,
Rental expenses charged by a related party:	2025	2024	2023
Won Fittings Company Limited	$81,538	$81,538	$80,385

Details of the guarantees and collaterals provided by Mr. Ma and Ms. Liu are disclosed in Note 14.

The Company declared $nil, $3,377,564 and $247,731 dividend distributed to Diamond Horses Group Limited for the years ended December 31, 2025, 2024 and 2023, respectively, and paid $nil, $3,377,564 and $630,785 for the years ended December 31, 2025, 2024 and 2023, respectively.